15. Subsequent Events (Details Narrative) - Quarter Three Report [Member] - USD ($)	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock Offering, Value	$ 260,000
Stock Offering, Shares	433,333
Common Stock Authorized	500,000,000	500,000,000
2015 Stock Incentive Plan
Options Authorized	3,990,000
Common Stock Authorized	75,000